Stock-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation [Text Block]
Note 8 Stock-Based Compensation

Options - AntriaBio adopted individual stock option plans in January 2013 for four officers and/or directors of the Company. The stock option plans granted 1,500,000 option shares with an exercise price of $4.50 per share. Options to purchase 819,445 shares vested immediately, options to purchase 541,667 shares vest monthly over 3 years and 138,888 shares vest on May 31, 2013.

In June 2013, AntriaBio adopted individual stock option plans for two consultants of the Company. The stock option plans granted 8,334 shares with an exercise price of $4.50 per share. Option to purchase 2,084 shares vested immediately with the remaining shares vesting at various dates through October 2014.

On March 26, 2014, the Company adopted the AntriaBio, Inc. 2014 Stock and Incentive Plan which allows the Company to issue up to 3,750,000 of common stock in the form of stock options, incentive options or common stock. As of March 31, 2015, the Company granted 3,295,000 of these shares to current employees and directors of the Company. The options have an exercise price from $1.29 to $3.44 per share. The options vest monthly over 4 years with some options subject to a one year cliff before options begin to vest monthly.

On February 23, 2015, the Company adopted the AntriaBio, Inc. 2015 Non Qualified Stock Option Plan which allows the Company to issue up to 6,850,000 of common stock in the form of stock options. As of March 31, 2015, the Company granted 4,072,000 of these shares to current employees and directors of the Company. The options have an exercise price of $2.06 per share. The options vest monthly over 4 years with some options subject to a one year cliff before options begin to vest monthly.

AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions used could cause significant differences in a valuation calculation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders, AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

AntriaBio has computed the fair value of all options granted during the nine months ended March 31, 2015 using the following assumptions:

Expected volatility	90 - 92%
Risk free interest rate	1.31% - 1.88%
Expected term (years)	5 - 7
Dividend yield	0%

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2013	1,508,334	$4.50	4.6
Granted	2,835,000	$3.14
Outstanding, June 30, 2014	4,343,334	$3.61	5.6
Granted	4,532,000	$2.03
Forfeited	(212,916)	$3.57
Outstanding, March 31, 2015	8,662,418	$2.78	7.4

Exercisable at March 31, 2015	2,065,147	$3.95	4.1

Stock-based compensation expense related to the fair value of stock options was included in the statement of operations as research and development – compensation and benefits expense of $224,029 and $362,369 and as general and administrative – compensation and benefits expense of $484,676 and $1,501,857 for the three and nine months ended March 31, 2015, respectively. The unrecognized stock-based compensation expense at March 31, 2015 is $12,397,853. AntriaBio determined the fair value as of the date of grant using the Black-Scholes option pricing method and expenses the fair value ratably over the vesting period.

Warrants- AntriaBio issued warrants to agents and note holders in conjunction with the closing of its convertible notes payable and equity financings as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2013	293,092	$2.21	4.1
Warrants issued to note holders	225,259	$1.89
Warrants issued to note holders	4,039,184	$1.98
Warrants issued to related party	39,117	$7.50
Warrants issued in private placement	6,287,679	$2.34
Warrants issued to placement agent	290,861	$1.56
Warrants issued for investor relations	66,667	$3.34
Warrants exercised	(100,550)	$1.17
Warrants forfeited	(41,570)	$1.17
Outstanding, June 30, 2014	11,099,739	$2.21	3.6
Warrants issued in private placements	5,276,280	$2.50
Warrants issued to placement agent	1,576,937	$2.50
Warrants issued for investor relations	105,000	$1.65
Warrants cancelled	(59,758)	$2.92
Outstanding, March 31, 2015	17,998,198	$2.31	3.0

Year Ended June 30, 2014: The Company issued warrants to purchase 41,424 shares of common stock at a price of $2.03 per share, exercisable from August 2012 through August 2017 to a placement agent in connection with the closing of convertible notes payable on specific private placements. The Company issued a warrant to purchase 233,334 shares of common stock at a price of $2.03 per share, exercisable from August 2012 through August 2017 to a placement agent in connection with the closing of over $1,000,000 in convertible notes payable. The Company issued warrants to purchase 18,334 shares of common stock at a price of $4.95 per share, exercisable from February 2013 through February 2018 in connection with the closing of convertible notes payable on specific private placements. The Company issued warrants to various note holders to purchase 225,259 shares of common stock at a price of $1.89 per share, exercisable from December 2013 through January 2017 in connection with the issuance of convertible notes. The Company issued warrants to a related party as part of a settlement of debt to purchase 39,117 shares of common stock at a price of $7.50 per share, exercisable from March 2014 through March 2019. The Company issued warrants to various note holders to purchase 4,039,184 shares of common stock at an average price of $1.98 per share of common stock, exercisable through April 2019 in connection with the conversion of convertible notes payable into equity. The Company issued warrants to purchase 6,287,679 shares of common stock at a price of $2.34 per share, exercisable through April 2017 in connection with the issuance of units in the private placement that was closed in April of 2014. The Company issued warrants to placement agent to purchase 290,861 shares of common stock at a price of $1.56 per share, exercisable through April 2021 in connection with the private placement that closed in April of 2014. The Company issued warrants to purchase 66,667 shares of common stock at a price of $3.44 per share, exercisable through May 2017 and 2019 in connection with investor relations activities that were performed.

Nine Months Ended March 31, 2015: The Company issued warrants to purchase 4,968,482 shares of common stock at a price of $2.50 per share, exercisable through February 2018 in connection with the issuance of units in a private placement. The Company issued warrants to the placement agent to purchase agent to purchase 1,477,287 shares of common stock at a price of $2.50 per share, exercisable through February 2022 in connection with the private placement that occurred from November 2014 through February 2015. The Company issued warrants to purchase 105,000 shares of common stock at a price of $1.65 per share in connection with investor relations services. The Company issued warrants to purchase 307,798 shares of common stock at a price of $2.50 per share, exercisable through March 2018 in connection with the issuance of units in a private placement. The Company issued warrants to the placement agent to purchase agent to purchase 99,650 shares of common stock at a price of $2.50 per share, exercisable through March 2022 in connection with the private placement that occurred in March 2015.

The warrants exercisable for the 41,424 shares of common stock were accounted for under liability accounting and were fair valued at each reporting period until April 1, 2014 when the warrants were reclassified to equity as the exercise price became fixed. The value of the warrants to purchase 41,424 shares as of April 1, 2014 was $102,917, which was the fair value of the warrant on the date it was reclassified to additional paid-in capital. The warrants exercisable for the 233,334 shares of common stock were accounted for under liability accounting and were fair valued at each reporting period until March 31, 2014 when the warrants were reclassified to equity as the exercise price became fixed. The value of the warrants to purchase 233,334 shares as of March 31, 2014 was $614,635, which was recorded as additional paid-in capital.

The warrants exercisable for the 18,334 shares of common stock are accounted for under equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $191,126 and recorded as additional paid-in-capital and deferred financing fees. The deferred financing fees were being amortized over the term of the notes associated with the warrants and were fully amortized as of June 30, 2014. The warrants for the 225,259 shares of common stock are accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The fair value of the warrants was $524,594 and the allocated fair value of $433,062 was recorded into additional paid-in capital and as a discount to the note payable balance. The unamortized discount was fully expensed into interest upon the conversion of the bridge notes in fiscal 2014.

The warrants exercisable for the 6,287,679 shares of common stock were accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The estimated fair value of the warrants was $14,432,123 and the allocated fair value of $3,184,222 was recorded into additional paid-in capital. The warrants for the 4,039,184 shares of common stock were accounted for under the equity treatment and were recorded at the allocated fair value as of the date of issuance. The estimated fair value of the warrants was $11,111,739 and the allocated fair value of $2,065,708 was recorded into additional paid-in capital. The warrants for the 39,117 was accounted for under the equity treatment and fair valued as of the date of issuance. The estimated fair value of the warrants was $76,062 and recorded as additional paid-in capital and interest expense. The warrants exercisable for the 290,861 shares were accounted for under liability accounting on the date they were recorded. The warrants to purchase 290,861 shares had a value of $898,719 when recorded using a Lattice pricing model. On May 16, 2014, the warrants to purchase 290,861 shares terms were fixed and the warrants were fair valued at $690,187 using a Black-Scholes pricing model and reclassified into equity with the fair value adjustment recorded as derivative expense on the consolidated statement of operations.

The warrants exercisable for the 66,667 shares of common stock are accounted for under liability accounting for the shares that have vested and were recorded at their fair value on the date of issuance of $50,365 as a liability and as professional fees and investor relation expense. The fair value as of March 31, 2015 and June 30, 2014 were $38,412 and $35,595, respectively which is reflected as a liability with the fair value adjustment recorded as a derivative expense on the consolidated statements of operations.

The warrants exercisable for the 4,968,482 shares of common stock were accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The estimated fair value of the warrants was $3,527,816 and the allocated fair value of $2,597,932 was recorded into additional paid-in capital. The warrants exercisable for the 307,798 shares of common stock were accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The estimated fair value of the warrants was $379,694 and the allocated fair value of $181,418 was recorded into additional paid-in capital. The warrants exercisable for the 105,000 shares of common stock were accounted for under equity treatment and were fair valued as of the date of issuance. The fair value of the warrants was valued at $80,677 and recorded as additional paid-in-capital and professional fees.

The warrants exercisable for the 1,477,287 shares were accounted for under liability accounting on the date they were recorded, except for 58,914 shares which were recorded directly into equity using the Black-Scholes pricing model on February 23, 2015 at a fair value of $92,111. The warrants to purchase 1,418,373 shares had a value of $1,498,809 when originally recorded using a Lattice pricing model and $2,217,605 as of February 23, 2015 using a Black-Scholes pricing model and reclassified into equity with the fair value adjustment recorded as derivative expense on the consolidated statement of operations. The warrants exercisable for the 99,650 shares were accounted for under liability accounting on March 31, 2015. The warrants to purchase 99,650 shares had a value of $172,809 when recorded using a Lattice pricing model.

On May 2, 2014, an investor elected to exercise their warrant under a net issue exercise in which 100,550 shares of common stock were issued and 41,570 warrant shares were forfeited.

These warrants were valued using the Black-Scholes option pricing model on the date of issuance except for the warrants to purchase 290,861 shares and the warrants to purchase 1,518,387 shares which were valued using a Lattice pricing model. In order to calculate the fair value of the warrants in both models, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and warrant term. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	89% - 97%
Risk free interest rate	0.56% - 2.21%
Warrant term (years)	2 - 7
Dividend yield	0%

We utilize a Lattice model to determine the fair market value of the warrants to purchase 290,861 shares on the day they were issued. The warrants issued resulted in a warrant derivative liability of $898,719 as of April 16, 2014. The Lattice model accommodates the probability of exercise price adjustment features as outlined in the warrant agreement. Under the terms of the warrant agreement, at any time while the warrant is outstanding, the exercise price per share can be reduced in proportion to the exercise price per share of future warrants issued that is lower than the exercise price per share as stated in the warrant agreement. The estimated fair value was derived using the lattice model with the following assumptions:

Expected volatility	93%
Risk free interest rate	2.21%
Warrant term (years)	7
Dividend yield	0%

We utilize a Lattice model to determine the fair market value of the warrants to purchase 1,418,373 shares on the day they were issued. The warrants issued resulted in a warrant derivative liability of $1,498,809 on the dates they were issued. The Lattice model accommodates the probability of exercise price adjustment features as outlined in the placement agent agreement. Under the terms of the placement agent agreement, until the final close of the private placement financing under the agreement, the exercise price per share can be reduced in proportion to the exercise price per share of warrants issued in the private placement that is lower than the exercise price per share as stated in the warrant agreement. The estimated fair value was derived using the lattice model with the following assumptions:

Expected volatility	90% - 91%
Risk free interest rate	1.89% - 1.98%
Warrant term (years)	7
Dividend yield	0%

We utilize a Lattice model to determine the fair market value of the warrants to purchase 96,650 shares on March 31, 2015, the day they were issued. The warrants issued resulted in a warrant derivative liability of $172,809 on the date they were issued. The Lattice model accommodates the probability of exercise price adjustment features as outlined in the placement agent agreement. Under the terms of the placement agent agreement, until the final close of the private placement financing under the agreement, the exercise price per share can be reduced in proportion to the exercise price per share of warrants issued in the private placement that is lower than the exercise price per share as stated in the warrant agreement. The estimated fair value was derived using the lattice model with the following assumptions:

Expected volatility	90%
Risk free interest rate	1.71%
Warrant term (years)	7
Dividend yield	0%

Note 10 Stock-Based Compensation

Options - AntriaBio adopted individual stock option plans in January 2013 for four officers and/or directors of the Company. The stock option plans granted 1,500,000 option shares with an exercise price of $4.50 per share. Options to purchase 819,445 shares vested immediately, options to purchase 541,667 shares vest monthly over three years and 138,888 shares vested on May 31, 2013.

In June 2013, AntriaBio adopted individual stock option plans for two consultants of the Company. The stock option plans granted 8,334 shares with an exercise price of $4.50 per share. Option to purchase 2,084 shares vested immediately with the remaining shares vesting at various dates through October 2014.

On March 26, 2014, the Company adopted the AntriaBio, Inc. 2014 Stock and Incentive Plan which allows the Company to issue up to 3,750,000 of common stock in the form of stock options, incentive options or common stock. As of June 30, 2014, the Company granted 2,835,000 of these shares to current employees and directors of the Company. The options have an exercise price from $3.12 to $3.44 per share. The options vest monthly over four years, with some options subject to a one year cliff before the options begin to vest monthly.

AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers, directors, or high level employees AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

AntriaBio has computed the fair value of all options granted during the year ended June 30, 2014 using the following assumptions:

Expected volatility	94%
Risk free interest rate	2.16% - 2.26%
Expected term (years)	7
Dividend yield	0%

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	1,508,334	$4.50
Outstanding, June 30, 2013	1,508,334	$4.50	4.6
Granted	2,835,000	$3.14
Outstanding, June 30, 2014	4,343,334	$3.61	5.6

Exercisable at June 30, 2014	1,387,871	$4.33	4.0

Stock-based compensation expense related to the fair value of stock options was included in the statement of operations as compensation and benefits expense of $1,081,792 and $3,687,502 for the years ended June 30, 2014 and 2013, respectively. The unrecognized stock-based compensation expense at June 30, 2014 is $7,756,739. AntriaBio determined the fair value as of the date of grant using the Black-Scholes option pricing method and expenses the fair value ratably over the vesting period.

Warrants- AntriaBio issued warrants to agents in conjunction with the closing of various financings and issued warrants in note conversions and private placements as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	41,424	$2.03
Warrants issued to placement agent	233,334	$2.03
Warrants issued to placement agent	18,334	$4.95
Outstanding, June 30, 2013	293,092	$2.21	4.1
Warrants issued to note holders	225,259	$1.89
Warrants issued to note holders	4,039,184	$1.98
Warrants issued to related party	39,117	$7.50
Warrants issued in private placement	6,287,679	$2.34
Warrants issued to placement agent	290,861	$1.56
Warrants issued for invest or relations	66,667	$3.34
Warrants exercised	(100,550)	$1.17
Warrants forfeited	(41,570)	$1.17
Outstanding, June 30, 2014	11,099,739	$2.21	3.6

The Company issued warrants to purchase 41,424 shares of common stock at a price of $2.03 per share, exercisable from August 2012 through August 2017 to a placement agent in connection with the closing of convertible notes payable on specific PPMs. The Company issued a warrant to purchase 233,334 shares of common stock at a price of $2.03 per share, exercisable from August 2012 through August 2017 to a placement agent in connection with the closing of over $1,000,000 in convertible notes payable. The Company issued warrants to purchase 18,334 shares of common stock at a price of $4.95 per share, exercisable from February 2013 through February 2018 in connection with the closing of convertible notes payable on specific PPMs. The Company issued warrants to various note holders to purchase 225,259 shares of common stock at a price of $1.89 per share, exercisable from December 2013 through January 2017 in connection with the issuance of convertible notes. The Company issued warrants to a related party as part of a settlement of debt to purchase 39,117 shares of common stock at a price of $7.50 per share, exercisable from March 2014 through March 2019. The Company issued warrants to various note holders to purchase 4,039,184 shares of common stock at an average price of $1.98 per share of common stock, exercisable through April 2019 in connection with the conversion of convertible notes payable into equity. The Company issued warrants to purchase 6,287,679 shares of common stock at a price of $2.34 per share, exercisable through April 2017 in connection with the issuance of units in the private placement that was closed in April. The Company issued warrants to placement agent to purchase 290,861 shares of common stock at a price of $1.56 per share, exercisable through April 2021 in connection with the private placement that closed in April. The Company issued warrants to purchase 66,667 shares of common stock at a price of $3.44 per share, exercisable through May 2017 and 2019 in connection with investor relations activities that were performed.

The warrants exercisable for the 41,424 shares of common stock were accounted for under liability accounting and were fair valued at each reporting period until April 1, 2014 when the warrants were reclassified to equity as the exercise price became fixed. The value of the warrants to purchase 41,424 shares as of April 1, 2014 was $102,917, which was the fair value of the warrant on the date it was reclassified to additional paid-in capital, and was $157,761 as of June 30, 2013, which was recorded as a liability on the consolidated balance sheets with the fair value adjustment recorded as derivative expense on the consolidated statements of operations. The warrants exercisable for the 233,334 shares of common stock were accounted for under liability accounting and were fair valued at each reporting period until March 31, 2014 when the warrants were reclassified to equity as the exercise price became fixed. The value of the warrants to purchase 233,334 shares as of March 31, 2014 was $614,635, which was recorded as additional paid-in capital, and was not valued as of June 30, 2013 as the value could not be determined as an exercise price had not yet been fixed.

The warrants exercisable for the 18,334 shares of common stock are accounted for under equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $191,126 and recorded as additional paid-in-capital and deferred financing fees. The deferred financing fees were being amortized over the term of the notes associated with the warrants and were fully amortized as of June 30, 2014. The warrants for the 225,259 shares of common stock are accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The fair value of the warrants was $524,594 and the allocated fair value of $433,062 was recorded into additional paid-in capital and as a discount to the note payable balance. The unamortized discount was fully expensed into interest upon the conversion of the bridge notes in fiscal 2014.

The warrants exercisable for the 6,287,679 shares of common stock were accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The fair value of the warrants was $14,432,123 and the allocated fair value of $3,184,222 was recorded into additional paid-in capital. The warrants for the 4,039,184 shares of common stock were accounted for under the equity treatment and were recorded at the allocated fair value as of the date of issuance. The fair value of the warrants was $11,111,739 and the allocated fair value of $2,065,708 was recorded into additional paid-in capital. The warrants for the 39,117 was accounted for under the equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $76,062 and recorded as additional paid-in capital and interest expense. The warrants exercisable for the 290,861 shares were accounted for under liability accounting on the date they were recorded. The warrants to purchase 290,861 shares value was $898,719 when recorded using a Lattice pricing model. On May 16, 2014, the warrants to purchase 290,861 shares terms were fixed and the warrants were fair valued at $690,187 using a Black-Scholes pricing model and reclassified into equity with the fair value adjustment recorded as derivative expense on the consolidated statement of operations.

The warrants exercisable for the 66,667 shares of common stock are accounted for under liability accounting for the shares that have vested and were recorded at their fair value on the date of issuance of $50,365 as a liability and as professional fees and investor relation expense. The fair value as of June 30, 2014 was $35,595 which is reflected as a liability with the fair value adjustment recorded as a derivative expense on the consolidated statements of operations.

On May 2, 2014, an investor elected to exercise their warrant under a net issue exercise in which 100,550 shares of common stock were issued and 41,570 warrant shares were forfeited.

These warrants were valued using the Black-Scholes option pricing model on the date of issuance except for the warrants to purchase 290,861 shares which were valued using a Lattice pricing model. In order to calculate the fair value of the warrants in both models, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and warrant term. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	92% - 97%
Risk free interest rate	0.78% - 2.21%
Contractual term (years)	3 - 7
Dividend yield	0%

We utilize a lattice model to determine the fair market value of the warrants to purchase 290,861 shares on the day they were issued. The warrants issued resulted in a warrant derivative liability of $898,719. The lattice model accommodates the probability of exercise price adjustment features as outlined in the warrant agreement. Under the terms of the warrant agreement, at any time while the warrant is outstanding, the exercise price per share can be reduced in proportion to the exercise price per share of future warrants issued that is lower than the exercise price per share as stated in the warrant agreement. The estimated fair value was derived using the lattice model with the following assumptions:

Expected volatility	93%
Risk free interest rate	2.21%
Contractual term (years)	7
Dividend yield	0%